Trade Receivables, Net Of Provisions	12 Months Ended
Dec. 31, 2011
Trade Receivables, Net Of Provisions [Abstract]
Trade Receivables, Net Of Provisions

4. Trade receivables, net of provisions

Trade receivables consist of the following at December 31:

	2010	2011
Trade receivables	$51,661	$19,593
Provision for doubtful accounts	(2,606)	(3,530)
	$49,055	$16,063

     Trade receivables include amounts invoiced to lessees in respect of lease rentals and maintenance reserves. As of December 31, 2011, we did not have any trades receivables recorded in relation to lessee defaults.

The change in the provision for doubtful accounts is set forth below:

	Year ended December 31,
	2009	2010	2011
Provision at beginning of period	$11,983	$3,392	$2,606
Expense for doubtful accounts	(29)	39	3,335
Discontinued operations	992	1,128	(2,567)
Other(1)	(9,554)	(1,953)	156
Provision at the end of period	$3,392	$2,606	$3,530

(1)	Other includes direct write offs and cash accounting for certain trade receivables.